Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net federal and state operating loss carry forward for tax purposes totaling approximately $6.8 million at December 31, 2020, expiring through the year 2036, generally.

The tax reform bill that Congress voted to approve December 20, 2017, also known as the “Tax Cuts and Jobs Act”, made sweeping modifications to the Internal Revenue Code, including a much lower corporate tax rate, changes to credits and deductions, and a move to a territorial system for corporations that have overseas earnings. The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%. Due to the continuing loss position of the Company, such changes should not be material.

For U.S. purposes, the Company has not completed its evaluation of NOL utilization limitations under Internal Revenue Code, as amended (the “Code”) Section 382, change of ownership rules. If the Company has had a change in ownership, the NOL’s would be limited as to the amount that could be utilized each year, or possibly eliminated, based on the Code. The Company has also, not completed its review of NOL’s pertaining to years the Company was known as “Silver Horn Mining Ltd.” and “Great West Resources, Inc.”, which may not be available due to IRC Section 382 and because of a change in business line that may eliminate NOL’s associated with ““Silver Horn Mining Ltd.” and “Great West Resources, Inc.” The company has also not reviewed the impact relating to “Recent Events” for its IRC Section 382 possible NOL’s limitation.

The components of earnings before income taxes for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended
	December 31,
	2020	2019
Income (loss) before income taxes:
Domestic	$(2,826,902)	$(1,436,516)
Foreign	63,527	56,760
	$(2,763,375)	$(1,379,756)

Income tax provision (benefit) consists of the following for the years ended December 31, 2020 and 2019:

	Year Ended
	December 31,
	2020	2019
Income tax provision (benefit):
Current
Federal	$-	$-
State	-	-
Foreign	3,563	747
Total current	3,563	747
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred	-	-
Total income tax provision (benefit)	$3,563	$747

The Company’s wholly owned subsidiary, GTCL, is a United Kingdom (“UK”) Limited Company and files tax returns in the UK. Its estimated tax liability for December 31, 2020 and 2019 is approximately $3,563 and $747, respectively.

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2020		2019
	$	%	$	%
Federal income tax provision (benefit) at statutory rate	$(580,309)	21.00%	$(289,749)	21.00%
State tax expense net of federal tax benefit	35,833	(1.29)	22,210	(1.61)
Non-Deductible Expenses	56,545	(2.05)	-	-
Foreign taxes at rate different than US Taxes	236	(0.01)	618	(0.05)
Other True-ups	1,267,030	(45.85)	-	-
Change in valuation allowance	(775,772)	28.07	267,668	(19.29)
Income tax provision (benefit)	$3,563	(0.13)%	$(747)	0.05%

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryforward	$1,720,848	$1,255,005
Property plant and equipment and intangibles asset	123,968	-
Stock based compensation	185,961	-
Total deferred tax assets	$2,030,777	$1,255,005

Deferred tax liabilities:
Book basis of property and equipment in excess of tax basis	$-	$-
Total deferred tax liabilities	$-	$-

Net deferred tax asset before valuation allowance	$2,030,777	$1,255,005
Less: valuation allowance	(2,030,777)	(1,255,005)
Net deferred tax asset	$-	$-

The net operating loss carryforward increased from $4,951,682 at December 31, 2019 to $6,789,695 at December 31, 2020. After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2020 and 2019, due to the uncertainty of realizing the deferred income tax assets.